Taxation - Tax Charge (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Corporation tax
Current year	£ 35.7	£ 187.4	£ 423.0
Prior years	(1.7)	(19.7)	(63.4)
Corporation tax	34.0	167.7	359.6
Deferred tax
Current year	(6.7)	(46.7)	(78.3)
Prior years	(3.3)	(11.7)	(6.3)
Deferred tax	(10.0)	(58.4)	(84.6)
Tax charge	£ 24.0	£ 109.3	£ 275.0